Group statement of financial position - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Goodwill and other intangible assets	$ 1,144	$ 1,195
Property, plant and equipment	157	137
Right-of-use assets	280	274
Investment in associates	36	77
Retirement benefit assets	2	2
Other financial assets	156	173
Derivative financial instruments	7	0
Deferred compensation plan investments	216	256
Non-current other receivables	3	1
Deferred tax assets	126	147
Contract costs	75	72
Contract assets	336	316
Total non-current assets	2,538	2,650
Inventories	4	4
Trade and other receivables	646	574
Current tax receivable	16	1
Other financial assets	0	2
Cash and cash equivalents	976	1,450
Contract costs	5	5
Contract assets	31	30
Total current assets	1,678	2,066
Total assets	4,216	4,716
LIABILITIES
Loans and other borrowings	(55)	(292)
Lease liabilities	(26)	(35)
Trade and other payables	(697)	(579)
Deferred revenue	(681)	(617)
Provisions	(53)	(49)
Current tax payable	(32)	(52)
Total current liabilities	(1,544)	(1,624)
Loans and other borrowings	(2,341)	(2,553)
Lease liabilities	(401)	(384)
Derivative financial instruments	(11)	(62)
Retirement benefit obligations	(66)	(92)
Deferred compensation plan liabilities	(216)	(256)
Trade and other payables	(81)	(89)
Deferred revenue	(1,043)	(996)
Provisions	(43)	(41)
Deferred tax liabilities	(78)	(93)
Total non-current liabilities	(4,280)	(4,566)
Total liabilities	(5,824)	(6,190)
Net assets (liabilities)	(1,608)	(1,474)
EQUITY
IHG shareholders' equity	(1,615)	(1,481)
Non-controlling interest	7	7
Total equity	$ (1,608)	$ (1,474)